Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade And Other Receivables [Abstract]
Schedule of accounts receivable	2022 2021 Trade receivables $ 167,688 $ 271,015 GST/VAT receivables 5,856 3,919 Other receivables 10,400 1,205 Total $ 183,944 $ 276,139